Document and Entity Information	Jul. 29, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001437352
Document Type	8-K/A
Document Period End Date	Jul. 29, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37874
Entity Tax Identification Number	26-2919312
Entity Address, Address Line One	25 Corporate Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	818
Local Phone Number	230-9700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	EVBG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Registrant Name	Everbridge, Inc.